First Trust Dorsey Wright DALI Equity ETF Investment Objectives and Goals - First Trust Dorsey Wright DALI Equity ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Dorsey Wright DALI Equity ETF (DALI)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Dorsey Wright DALI Equity ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq Dorsey Wright DALI EquityTM Index (the “Index”).